Cover	Feb. 18, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 18, 2026
Entity File Number	001-43089
Entity Registrant Name	M EVO GLOBAL ACQUISITION CORP II
Entity Central Index Key	0002087361
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	2727 LBJ Freeway Suite 1010
Entity Address, City or Town	Farmers Branch
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75234
City Area Code	214
Local Phone Number	775-0614
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one-half of one Redeemable Warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-half of one Redeemable Warrant
Trading Symbol	MEVOU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	MEVO
Security Exchange Name	NASDAQ
Redeemable Warrants - each warrant exercisable to purchase one Class A ordinary share at $11.50 per share
Title of 12(b) Security	Redeemable Warrants - each warrant exercisable to purchase one Class A ordinary share at $11.50 per share
Trading Symbol	MEVOW
Security Exchange Name	NASDAQ